Derivative Financial Instruments - Summary of Impacts of Hedging Instruments on Statement of Financial Position (Detail) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Forward currency contracts [member] | Capital expenditures [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	¥ 2,721
Carrying amount, Assets	¥ 8
Line item in the statement of financial position	Derivative financial instruments
Change in fair value used for measuring hedge ineffectiveness for the year RMB million	¥ 141
Forward currency contracts [member] | Highly probable forecasted purchases [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,693
Carrying amount, Assets	¥ 22
Line item in the statement of financial position	Derivative financial instruments
Change in fair value used for measuring hedge ineffectiveness for the year RMB million	¥ 22
Forward currency contracts [member] | Foreign currency risk. | Payment on bonds [member]
Disclosure of detailed information about hedging instruments [line items]
Line item in the statement of financial position	Derivative financial instruments
Change in fair value used for measuring hedge ineffectiveness for the year RMB million	¥ 14
Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	6,194
Interest rate swaps [member] | Interest Rate Risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount | $		$ 888
Interest rate swaps [member] | Interest Rate Risk [Member] | Payment on lease liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	6,194
Carrying amount, Liabilities	¥ 17
Line item in the statement of financial position	Derivative financial instruments
Change in fair value used for measuring hedge ineffectiveness for the year RMB million	¥ (137)